Nuveen Dividend Value Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.3%
X
3,349,691,309 COMMON STOCKS - 99.3%
X 3,349,691,309
Aerospace & Defense - 1.8%
619,401 Raytheon Technologies Corp $ 61,847,190
Total Aerospace & Defense 61,847,190
Banks - 6.0%
2,402,598 Bank of America Corp 85,244,177
2,554,677 Huntington Bancshares Inc/OH 38,754,450
1,661,264 Wells Fargo & Co 77,863,444
Total Banks 201,862,071
Beverages - 1.0%
988,144 Keurig Dr Pepper Inc 34,861,720
Total Beverages 34,861,720
Biotechnology - 2.8%
181,005 AbbVie Inc 26,743,489
825,509 Gilead Sciences Inc 69,293,225
Total Biotechnology 96,036,714
Building Products - 2.8%
928,759 Carrier Global Corp 42,286,397
755,422 Johnson Controls International plc 52,554,709
Total Building Products 94,841,106
Capital Markets - 9.8%
111,610 Ameriprise Financial Inc 39,076,893
921,910 Charles Schwab Corp 71,374,272
229,412 LPL Financial Holdings Inc 54,398,173
1,033,499 Morgan Stanley 100,590,458
170,075 S&P Global Inc 63,767,921
Total Capital Markets 329,207,717
Chemicals - 2.6%
655,001 Corteva Inc 42,214,814
621,203 DuPont de Nemours Inc 45,937,962
Total Chemicals 88,152,776
Containers & Packaging - 1.2%
760,332 Sealed Air Corp 41,635,780
Total Containers & Packaging 41,635,780
Diversified Telecommunication Services - 2.4%
4,038,107 AT&T Inc 82,256,239
Total Diversified Telecommunication Services 82,256,239
Electric Utilities - 3.5%
698,096 Alliant Energy Corp 37,718,127
424,416 American Electric Power Co Inc 39,878,127
526,706 NextEra Energy Inc 39,308,069
Total Electric Utilities 116,904,323

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Electrical Equipment - 3.4%
287,058 AMETEK Inc $ 41,600,446
304,415 Eaton Corp PLC 49,379,157
631,339 nVent Electric PLC 25,095,725
Total Electrical Equipment 116,075,328
Equity Real Estate Investment Trusts (REITs) - 7.1%
1,178,675 American Homes 4 Rent, Class A 40,416,766
353,778 Crown Castle Inc 52,398,059
122,583 EastGroup Properties Inc 20,624,590
181,049 Extra Space Storage Inc 28,574,964
443,173 Prologis Inc 57,293,405
130,411 SBA Communications Corp 38,801,185
Total Equity Real Estate Investment Trusts (REITs) 238,108,969
Food & Staples Retailing - 1.1%
495,679 Sysco Corp 38,395,295
Total Food & Staples Retailing 38,395,295
Food Products - 1.5%
1,221,758 Kraft Heinz Co/The 49,517,852
Total Food Products 49,517,852
Health Care Equipment & Supplies - 3.4%
549,946 Abbott Laboratories 60,796,530
1,158,191 Baxter International Inc 52,917,747
Total Health Care Equipment & Supplies 113,714,277
Health Care Providers & Services - 3.8%
125,314 Cigna Corp 39,683,184
119,668 Elevance Health Inc 59,832,803
56,162 Humana Inc 28,738,096
Total Health Care Providers & Services 128,254,083
Hotels, Restaurants & Leisure - 3.6%
1,005,242 MGM Resorts International 41,627,071
504,761 Starbucks Corp 55,089,616
309,357 Wyndham Hotels & Resorts Inc 23,978,261
Total Hotels, Restaurants & Leisure 120,694,948
Household Products - 0.8%
407,242 Spectrum Brands Holdings Inc 27,643,587
Total Household Products 27,643,587
Insurance - 3.5%
865,791 American International Group Inc 54,735,307
102,776 Everest Re Group Ltd 35,939,739
110,630 Willis Towers Watson PLC 28,121,040
Total Insurance 118,796,086
IT Services - 4.4%
933,630 Fidelity National Information Services Inc 70,059,595
333,623 Visa Inc, Class A 76,803,351
Total IT Services 146,862,946

Shares Description (1) Value
Machinery - 3.8%
282,495 Dover Corp $ 42,891,216
154,948 Parker-Hannifin Corp 50,513,048
324,897 Westinghouse Air Brake Technologies Corp 33,727,557
Total Machinery 127,131,821
Media - 1.1%
443,114 Omnicom Group Inc 38,103,373
Total Media 38,103,373
Multiline Retail - 1.6%
314,923 Target Corp 54,210,845
Total Multiline Retail 54,210,845
Oil, Gas & Consumable Fuels - 9.2%
696,272 ConocoPhillips 84,854,669
404,979 EOG Resources Inc 53,558,473
1,309,586 EQT Corp 42,784,175
287,366 Pioneer Natural Resources Co 66,194,758
439,218 Valero Energy Corp 61,503,696
Total Oil, Gas & Consumable Fuels 308,895,771
Pharmaceuticals - 3.9%
523,157 AstraZeneca PLC, Sponsored ADR 34,198,773
591,986 Merck & Co Inc 63,585,216
688,076 Sanofi, ADR 33,812,055
Total Pharmaceuticals 131,596,044
Semiconductors & Semiconductor Equipment - 5.7%
240,953 Applied Materials Inc 26,863,850
73,923 Broadcom Inc 43,245,694
55,823 Lam Research Corp 27,917,082
615,805 Micron Technology Inc 37,133,042
258,340 QUALCOMM Inc 34,413,472
238,029 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR
22,072,429
Total Semiconductors & Semiconductor Equipment 191,645,569
Software - 4.7%
1,474,361 Gen Digital Inc 33,925,047
206,813 Microsoft Corp 51,250,330
834,816 Oracle Corp 73,847,823
Total Software 159,023,200
Technology Hardware, Storage & Peripherals - 1.0%
2,022,777 Hewlett Packard Enterprise Co 32,627,393
Total Technology Hardware, Storage & Peripherals 32,627,393

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Tobacco - 1.8%
583,157 Philip Morris International Inc $ 60,788,286
Total Tobacco 60,788,286
Total Long-Term Investments (cost $2,885,752,280) 3,349,691,309
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.0%
X 67,906,424 REPURCHASE AGREEMENTS - 2.0%
X 67,906,424
$ 67,906 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$67,908,839, collateralized $71,254,700, U.S. Treasury
Note, 2.875%, due 6/15/25, value $69,264,556
1.280% 2/01/23 $ 67,906,424
Total Short-Term Investments (cost $67,906,424) 67,906,424
Total Investments (cost $ 2,953,658,704 ) - 101 .3% 3,417,597,733
Other Assets & Liabilities, Net -  (1.3)% (44,009,177)
Net Assets - 100% $ 3,373,588,556
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,349,691,309 $ – $ – $ 3,349,691,309
Short-Term Investments:
Repurchase Agreements – 67,906,424 – 67,906,424
Total
$ 3,349,691,309 $ 67,906,424 $ – $ 3,417,597,733
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt
S&P Standard & Poor's

Nuveen Large Cap Select Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.0%
X 34,649,767 COMMON STOCKS - 99.0%
X 34,649,767
Aerospace & Defense - 2.1%
2,031 Curtiss-Wright Corp $ 336,740
4,141 Raytheon Technologies Corp 413,479
Total Aerospace & Defense 750,219
Banks - 2.3%
17,072 Wells Fargo & Co 800,165
Total Banks 800,165
Biotechnology - 2.2%
1,201 Biogen Inc (2) 349,371
1,576 United Therapeutics Corp (2) 414,756
Total Biotechnology 764,127
Building Products - 1.3%
6,334 Johnson Controls International plc 440,656
Total Building Products 440,656
Capital Markets - 8.1%
1,437 Ameriprise Financial Inc 503,122
8,431 Charles Schwab Corp 652,728
1,605 LPL Financial Holdings Inc 380,578
7,027 Morgan Stanley 683,938
1,648 S&P Global Inc 617,901
Total Capital Markets 2,838,267
Chemicals - 2.3%
6,778 Corteva Inc 436,842
5,140 DuPont de Nemours Inc 380,103
Total Chemicals 816,945
Communications Equipment - 1.5%
9,775 Ciena Corp (2) 508,496
Total Communications Equipment 508,496
Containers & Packaging - 0.9%
5,441 Sealed Air Corp 297,949
Total Containers & Packaging 297,949
Diversified Telecommunication Services - 1.8%
30,478 AT&T Inc 620,837
Total Diversified Telecommunication Services 620,837
Electrical Equipment - 3.4%
2,798 AMETEK Inc 405,486
2,706 Eaton Corp PLC 438,940
8,628 nVent Electric PLC 342,963
Total Electrical Equipment 1,187,389
Equity Real Estate Investment Trusts (REITs) - 2.4%
3,720 Prologis Inc 480,922
1,145 SBA Communications Corp 340,672
Total Equity Real Estate Investment Trusts (REITs) 821,594

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Food & Staples Retailing - 1.3%
7,229 Performance Food Group Co (2) $ 443,282
Total Food & Staples Retailing 443,282
Food Products - 1.2%
10,634 Kraft Heinz Co/The 430,996
Total Food Products 430,996
Health Care Equipment & Supplies - 2.7%
4,348 Abbott Laboratories 480,671
10,130 Baxter International Inc 462,840
Total Health Care Equipment & Supplies 943,511
Health Care Providers & Services - 3.7%
4,680 Centene Corp (2) 356,803
1,107 Elevance Health Inc 553,489
779 Humana Inc 398,614
Total Health Care Providers & Services 1,308,906
Hotels, Restaurants & Leisure - 4.1%
3,723 Expedia Group Inc (2) 425,539
9,115 MGM Resorts International 377,452
5,712 Starbucks Corp 623,408
Total Hotels, Restaurants & Leisure 1,426,399
Insurance - 1.2%
6,866 American International Group Inc 434,069
Total Insurance 434,069
Interactive Media & Services - 4.8%
9,625 Alphabet Inc, Class C (2) 961,249
4,927 Meta Platforms Inc., Class A (2) 733,975
Total Interactive Media & Services 1,695,224
Internet & Direct Marketing Retail - 3.9%
13,354 Amazon.com Inc (2) 1,377,198
Total Internet & Direct Marketing Retail 1,377,198
IT Services - 9.0%
6,200 Fidelity National Information Services Inc 465,248
6,881 Fiserv Inc (2) 734,065
2,531 Mastercard Inc., Class A 937,989
4,444 Visa Inc, Class A 1,023,053
Total IT Services 3,160,355
Machinery - 2.4%
1,532 Parker-Hannifin Corp 499,432
3,410 Westinghouse Air Brake Technologies Corp 353,992
Total Machinery 853,424
Multiline Retail - 1.7%
3,430 Target Corp 590,440
Total Multiline Retail 590,440
Oil, Gas & Consumable Fuels - 6.6%
7,645 Antero Resources Corp (2) 220,482
6,230 ConocoPhillips 759,250
1,156 EOG Resources Inc 152,881
2,841 Pioneer Natural Resources Co 654,424

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Shares Description (1) Value
Oil, Gas & Consumable Fuels (continued)
3,664 Valero Energy Corp $ 513,070
Total Oil, Gas & Consumable Fuels 2,300,107
Pharmaceuticals - 2.6%
3,875 AstraZeneca PLC, Sponsored ADR 253,309
3,031 Merck & Co Inc 325,560
7,047 Sanofi, ADR 346,289
Total Pharmaceuticals 925,158
Semiconductors & Semiconductor Equipment - 7.3%
999 Broadcom Inc 584,425
863 Lam Research Corp 431,586
4,313 Marvell Technology Inc 186,106
7,206 Micron Technology Inc 434,522
2,604 NVIDIA Corp 508,743
1,322 QUALCOMM Inc 176,104
2,571 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR
238,409
Total Semiconductors & Semiconductor Equipment 2,559,895
Software - 13.7%
3,396 Crowdstrike Holdings Inc, Class A (2) 359,636
9,774 Microsoft Corp 2,422,095
8,324 Oracle Corp 736,341
3,811 Salesforce Inc (2) 640,134
1,370 ServiceNow Inc (2) 623,528
Total Software 4,781,734
Technology Hardware, Storage & Peripherals - 2.0%
4,867 Apple Inc 702,259
Total Technology Hardware, Storage & Peripherals 702,259
Tobacco - 1.4%
4,794 Philip Morris International Inc 499,727
Total Tobacco 499,727
Trading Companies & Distributors - 1.1%
2,486 WESCO International Inc (2) 370,439
Total Trading Companies & Distributors 370,439
Total Long-Term Investments (cost $29,949,911) 34,649,767
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.6%
X 216,328 REPURCHASE AGREEMENTS - 0.6%
X 216,328
$ 216 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$216,336, collateralized $227,000, U.S. Treasury Note,
2.875%, due 6/15/25, value $220,660
1.280% 2/01/23 $ 216,328
Total Short-Term Investments (cost $216,328) 216,328
Total Investments (cost $ 30,166,239 ) - 99 .6% 34,866,095
Other Assets & Liabilities, Net -  0.4% 150,030
Net Assets - 100% $ 35,016,125

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 34,649,767 $ – $ – $ 34,649,767
Short-Term Investments:
Repurchase Agreements – 216,328 – 216,328
Total
$ 34,649,767 $ 216,328 $ – $ 34,866,095
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
S&P Standard & Poor's

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.0%
X 211,699,974 COMMON STOCKS - 99.0%
X 211,699,974
Aerospace & Defense - 4.1%
17,658 Axon Enterprise Inc (2) $ 3,451,079
24,253 HEICO Corp, Class A 3,242,141
186,297 Kratos Defense & Security Solutions Inc (2) 2,133,101
Total Aerospace & Defense 8,826,321
Beverages - 1.5%
31,355 Monster Beverage Corp (2) 3,263,428
Total Beverages 3,263,428
Biotechnology - 4.8%
10,472 Alnylam Pharmaceuticals Inc (2) 2,370,861
4,534 Argenx SE, ADR (2) 1,733,121
9,572 BioMarin Pharmaceutical Inc (2) 1,104,130
8,312 Sarepta Therapeutics Inc (2) 1,038,751
14,837 United Therapeutics Corp (2) 3,904,653
Total Biotechnology 10,151,516
Capital Markets - 2.4%
9,603 MSCI Inc 5,104,571
Total Capital Markets 5,104,571
Chemicals - 2.0%
60,707 Avient Corp 2,459,848
66,593 Livent Corp (2) 1,726,090
Total Chemicals 4,185,938
Commercial Services & Supplies - 2.3%
20,716 Tetra Tech Inc 3,221,752
12,126 Waste Connections Inc 1,611,546
Total Commercial Services & Supplies 4,833,298
Communications Equipment - 2.4%
25,132 Arista Networks Inc (2) 3,167,135
38,314 Ciena Corp (2) 1,993,094
Total Communications Equipment 5,160,229
Construction & Engineering - 2.6%
30,575 MasTec Inc (2) 3,003,382
17,066 Quanta Services Inc 2,597,275
Total Construction & Engineering 5,600,657
Consumer Finance - 1.1%
24,353 FirstCash Holdings Inc 2,244,860
Total Consumer Finance 2,244,860
Containers & Packaging - 1.3%
114,338 Graphic Packaging Holding Co 2,754,402
Total Containers & Packaging 2,754,402
Electronic Equipment, Instruments & Components - 1.3%
49,652 Cognex Corp 2,717,950
Total Electronic Equipment, Instruments & Components 2,717,950

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Entertainment - 1.6%
41,011 World Wrestling Entertainment Inc, Class A $ 3,470,351
Total Entertainment 3,470,351
Equity Real Estate Investment Trusts (REITs) - 1.2%
15,831 Extra Space Storage Inc 2,498,607
Total Equity Real Estate Investment Trusts (REITs) 2,498,607
Food Products - 1.7%
16,426 Hershey Co/The 3,689,280
Total Food Products 3,689,280
Health Care Equipment & Supplies - 8.7%
60,158 Dexcom Inc (2) 6,442,320
17,021 Insulet Corp (2) 4,890,474
47,359 Lantheus Holdings Inc (2) 2,723,143
7,905 Novocure Ltd (2) 720,778
15,313 Penumbra Inc (2) 3,834,528
Total Health Care Equipment & Supplies 18,611,243
Health Care Technology - 2.0%
25,176 Veeva Systems Inc, Class A (2) 4,293,767
Total Health Care Technology 4,293,767
Hotels, Restaurants & Leisure - 4.8%
67,128 Caesars Entertainment Inc (2) 3,494,683
22,244 Darden Restaurants Inc 3,291,445
41,503 Planet Fitness Inc., Class A (2) 3,513,229
Total Hotels, Restaurants & Leisure 10,299,357
Insurance - 1.4%
8,797 Everest Re Group Ltd 3,076,223
Total Insurance 3,076,223
Internet & Direct Marketing Retail - 0.7%
34,860 Chewy Inc, Class A (2),(3) 1,570,792
Total Internet & Direct Marketing Retail 1,570,792
IT Services - 5.9%
11,388 EPAM Systems Inc (2) 3,788,218
12,600 Gartner Inc (2) 4,260,564
13,296 MongoDB Inc (2) 2,848,136
29,158 Twilio Inc, Class A (2) 1,744,815
Total IT Services 12,641,733
Leisure Products - 1.6%
138,514 Topgolf Callaway Brands Corp (2) 3,392,208
Total Leisure Products 3,392,208
Life Sciences Tools & Services - 4.5%
36,540 Bio-Techne Corp 2,910,776
20,270 IQVIA Holdings Inc (2) 4,650,141
11,491 Repligen Corp (2) 2,129,282
Total Life Sciences Tools & Services 9,690,199
Machinery - 2.5%
15,612 Chart Industries Inc (2) 2,091,696
53,174 Donaldson Co Inc 3,315,399
Total Machinery 5,407,095

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 5.0%
81,765 Antero Resources Corp (2) $ 2,358,103
20,356 Cheniere Energy Inc 3,110,193
24,471 Diamondback Energy Inc 3,575,703
6,987 Pioneer Natural Resources Co 1,609,455
Total Oil, Gas & Consumable Fuels 10,653,454
Professional Services - 2.3%
26,607 Verisk Analytics Inc 4,836,887
Total Professional Services 4,836,887
Road & Rail - 0.8%
29,654 Knight-Swift Transportation Holdings Inc 1,752,551
Total Road & Rail 1,752,551
Semiconductors & Semiconductor Equipment - 5.7%
10,575 Enphase Energy Inc (2) 2,341,094
76,147 Microchip Technology Inc 5,910,530
9,061 Monolithic Power Systems Inc 3,865,060
Total Semiconductors & Semiconductor Equipment 12,116,684
Software - 13.8%
30,854 Crowdstrike Holdings Inc, Class A (2) 3,267,439
16,910 CyberArk Software Ltd (2) 2,382,281
35,837 Five9 Inc (2) 2,823,239
50,770 Gitlab Inc, Class A (2),(3) 2,508,546
11,527 Palo Alto Networks Inc (2) 1,828,643
42,503 Sprout Social Inc, Class A (2) 2,718,917
18,167 Synopsys Inc (2) 6,426,576
53,082 Trade Desk Inc/The, Class A (2) 2,691,257
10,048 Tyler Technologies Inc (2) 3,243,193
13,863 Zscaler Inc (2) 1,721,230
Total Software 29,611,321
Specialty Retail - 5.6%
36,608 Boot Barn Holdings Inc (2) 3,056,402
19,588 Five Below Inc (2) 3,861,382
2,731 O'Reilly Automotive Inc (2) 2,163,908
5,428 Ulta Beauty Inc (2) 2,789,775
Total Specialty Retail 11,871,467
Textiles, Apparel & Luxury Goods - 1.9%
13,505 Lululemon Athletica Inc (2) 4,144,414
Total Textiles, Apparel & Luxury Goods 4,144,414

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors - 1.5%
5,478 WW Grainger Inc $ 3,229,171
Total Trading Companies & Distributors 3,229,171
Total Long-Term Investments (cost $193,501,036) 211,699,974
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.7%
X 1,487,740 MONEY MARKET FUNDS - 0.7%
X 1,487,740
1,487,740 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.350%(5) $ 1,487,740
Total Investments Purchased with Collateral from Securities Lending (cost $1,487,740) 1,487,740
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
2,565,356 REPURCHASE AGREEMENTS - 1.2%
2,565,356
$ 2,565 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$2,565,447, collateralized $2,691,900, U.S. Treasury
Note, 2.875%, due 6/15/25, value $2,616,715
1.280% 2/01/23 $ 2,565,356
Total Short-Term Investments (cost $2,565,356) 2,565,356
Total Investments (cost $ 197,554,132 ) - 100 .9% 215,753,070
Other Assets & Liabilities, Net -  (0.9)% (1,849,457)
Net Assets - 100% $ 213,903,613
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 211,699,974 $ – $ – $ 211,699,974
Investments Purchased with Collateral from
Securities Lending 1,487,740 – – 1,487,740
Short-Term Investments:
Repurchase Agreements – 2,565,356 – 2,565,356
Total
$ 213,187,714 $ 2,565,356 $ – $ 215,753,070

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,480,943.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt

Nuveen Mid Cap Value Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.6%
X 467,446,290 COMMON STOCKS - 99.6%
X 467,446,290
Aerospace & Defense - 1.3%
29,410 L3Harris Technologies Inc $ 6,317,856
Total Aerospace & Defense 6,317,856
Banks - 4.8%
60,968 East West Bancorp Inc 4,787,207
173,608 Fifth Third Bancorp 6,300,234
41,297 First Republic Bank/CA 5,817,921
106,603 Hancock Whitney Corp 5,487,923
Total Banks 22,393,285
Biotechnology - 2.0%
8,298 Biogen Inc (2) 2,413,888
26,709 United Therapeutics Corp (2) 7,029,008
Total Biotechnology 9,442,896
Building Products - 4.1%
20,604 Carlisle Cos Inc 5,168,720
166,775 Carrier Global Corp 7,593,266
68,419 Owens Corning 6,612,696
Total Building Products 19,374,682
Capital Markets - 3.9%
23,846 Ameriprise Financial Inc 8,348,962
88,060 Raymond James Financial Inc 9,930,526
Total Capital Markets 18,279,488
Chemicals - 1.4%
53,483 Westlake Corp 6,565,038
Total Chemicals 6,565,038
Communications Equipment - 1.7%
156,685 Ciena Corp (2) 8,150,754
Total Communications Equipment 8,150,754
Construction Materials - 0.9%
128,944 Summit Materials Inc, Class A (2) 4,237,100
Total Construction Materials 4,237,100
Consumer Finance - 1.2%
132,186 OneMain Holdings Inc 5,702,504
Total Consumer Finance 5,702,504
Containers & Packaging - 2.5%
329,824 Graphic Packaging Holding Co 7,945,460
72,260 Sealed Air Corp 3,956,958
Total Containers & Packaging 11,902,418
Diversified Financial Services - 1.7%
116,500 Voya Financial Inc 8,128,205
Total Diversified Financial Services 8,128,205

Shares Description (1) Value
Electric Utilities - 4.7%
127,374 Alliant Energy Corp $ 6,882,017
71,948 American Electric Power Co Inc 6,760,234
120,985 Xcel Energy Inc 8,320,139
Total Electric Utilities 21,962,390
Electrical Equipment - 1.7%
35,732 Hubbell Inc 8,179,412
Total Electrical Equipment 8,179,412
Electronic Equipment, Instruments & Components - 2.6%
123,142 Avnet Inc 5,649,755
66,216 TD SYNNEX Corp 6,763,964
Total Electronic Equipment, Instruments & Components 12,413,719
Entertainment - 1.2%
48,160 Take-Two Interactive Software Inc (2) 5,453,157
Total Entertainment 5,453,157
Equity Real Estate Investment Trusts (REITs) - 10.7%
429,978 Apple Hospitality REIT Inc 7,623,510
39,130 AvalonBay Communities Inc 6,943,227
165,044 EPR Properties 7,011,069
197,342 Invitation Homes Inc 6,413,615
168,475 National Storage Affiliates Trust 6,873,780
103,926 Regency Centers Corp 6,924,590
239,800 STAG Industrial Inc 8,536,880
Total Equity Real Estate Investment Trusts (REITs) 50,326,671
Food & Staples Retailing - 1.6%
198,925 US Foods Holding Corp (2) 7,585,010
Total Food & Staples Retailing 7,585,010
Health Care Equipment & Supplies - 2.3%
137,153 Envista Holdings Corp (2) 5,347,596
41,398 Zimmer Biomet Holdings Inc 5,271,621
Total Health Care Equipment & Supplies 10,619,217
Health Care Providers & Services - 2.3%
58,711 Centene Corp (2) 4,476,126
223,463 Option Care Health Inc (2) 6,451,377
Total Health Care Providers & Services 10,927,503
Hotels, Restaurants & Leisure - 2.5%
39,646 Darden Restaurants Inc 5,866,418
138,975 Travel + Leisure Co 5,888,371
Total Hotels, Restaurants & Leisure 11,754,789
Household Durables - 1.1%
52,011 DR Horton Inc 5,132,966
Total Household Durables 5,132,966
Insurance - 5.1%
50,812 Allstate Corp/The 6,527,817
127,359 Arch Capital Group Ltd (2) 8,195,552
59,688 Reinsurance Group of America Inc 9,058,848
Total Insurance 23,782,217

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
IT Services - 1.2%
26,349 VeriSign Inc (2) $ 5,745,399
Total IT Services 5,745,399
Leisure Products - 1.7%
93,579 Brunswick Corp/DE 7,891,517
Total Leisure Products 7,891,517
Machinery - 6.5%
48,193 AGCO Corp 6,656,899
64,386 Crane Holdings Co 7,462,981
72,118 PACCAR Inc 7,883,219
25,378 Parker-Hannifin Corp 8,273,228
Total Machinery 30,276,327
Metals & Mining - 2.6%
136,732 Alcoa Corp 7,142,880
21,848 Reliance Steel & Aluminum Co 4,969,327
Total Metals & Mining 12,112,207
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
225,705 Starwood Property Trust Inc 4,714,977
Total Mortgage Real Estate Investment Trusts (REITs) 4,714,977
Multiline Retail - 0.9%
18,312 Dollar General Corp 4,277,683
Total Multiline Retail 4,277,683
Multi-Utilities - 3.9%
103,437 Ameren Corp 8,985,572
314,663 CenterPoint Energy Inc 9,477,650
Total Multi-Utilities 18,463,222
Oil, Gas & Consumable Fuels - 6.1%
107,228 Devon Energy Corp 6,781,099
61,157 Diamondback Energy Inc 8,936,261
174,614 EQT Corp 5,704,639
218,338 Williams Cos Inc/The 7,039,217
Total Oil, Gas & Consumable Fuels 28,461,216
Pharmaceuticals - 1.5%
43,526 Jazz Pharmaceuticals PLC (2) 6,818,783
Total Pharmaceuticals 6,818,783
Road & Rail - 1.6%
67,163 TFI International Inc 7,475,242
Total Road & Rail 7,475,242
Semiconductors & Semiconductor Equipment - 1.7%
88,137 Marvell Technology Inc 3,803,111
55,170 Wolfspeed Inc (2) 4,248,642
Total Semiconductors & Semiconductor Equipment 8,051,753
Software - 3.5%
44,823 Check Point Software Technologies Ltd (2) 5,701,486
15,010 Roper Technologies Inc 6,405,517
11,863 Synopsys Inc (2) 4,196,536
Total Software 16,303,539

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Specialty Retail - 2.0%
23,238 Advance Auto Parts Inc $ 3,538,683
44,450 AutoNation Inc (2) 5,632,704
Total Specialty Retail 9,171,387
Textiles, Apparel & Luxury Goods - 1.3%
132,201 Tapestry Inc 6,024,400
Total Textiles, Apparel & Luxury Goods 6,024,400
Thrifts & Mortgage Finance - 1.0%
203,261 Radian Group Inc 4,492,068
Total Thrifts & Mortgage Finance 4,492,068
Trading Companies & Distributors - 1.8%
57,280 WESCO International Inc (2) 8,535,293
Total Trading Companies & Distributors 8,535,293
Total Long-Term Investments (cost $378,948,807) 467,446,290
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.3%
X 1,591,000 REPURCHASE AGREEMENTS - 0.3%
X 1,591,000
$ 1,591 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$1,591,057, collateralized $1,763,100, U.S. Treasury
Note, 0.375%, due 4/30/25, value $1,622,905
1.280% 2/01/23 $ 1,591,000
Total Short-Term Investments (cost $1,591,000) 1,591,000
Total Investments (cost $ 380,539,807 ) - 99 .9% 469,037,290
Other Assets & Liabilities, Net -  0.1% 565,822
Net Assets - 100% $ 469,603,112

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 467,446,290 $ – $ – $ 467,446,290
Short-Term Investments:
Repurchase Agreements – 1,591,000 – 1,591,000
Total
$ 467,446,290 $ 1,591,000 $ – $ 469,037,290
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.4%
X 177,311,095 COMMON STOCKS - 99.4%
X 177,311,095
Aerospace & Defense - 1.2%
182,148 Kratos Defense & Security Solutions Inc (2) $ 2,085,595
Total Aerospace & Defense 2,085,595
Auto Components - 1.2%
28,543 Gentherm Inc (2) 2,124,456
Total Auto Components 2,124,456
Banks - 2.7%
42,550 Ameris Bancorp 2,006,658
40,372 Preferred Bank/Los Angeles CA 2,871,660
Total Banks 4,878,318
Beverages - 1.3%
24,518 MGP Ingredients Inc 2,391,486
Total Beverages 2,391,486
Biotechnology - 4.3%
19,113 Apellis Pharmaceuticals Inc (2) 1,007,829
28,781 Cytokinetics Inc (2) 1,222,617
47,526 Halozyme Therapeutics Inc (2) 2,460,421
14,069 Intellia Therapeutics Inc (2) 597,088
29,179 IVERIC bio Inc (2) 674,035
5,067 Karuna Therapeutics Inc (2) 1,010,309
5,623 Prometheus Biosciences Inc (2) 639,110
Total Biotechnology 7,611,409
Capital Markets - 1.6%
22,591 Evercore Inc., Class A 2,932,538
Total Capital Markets 2,932,538
Chemicals - 2.7%
45,400 Avient Corp 1,839,608
112,148 Livent Corp (2) 2,906,876
Total Chemicals 4,746,484
Commercial Services & Supplies - 3.6%
38,526 Casella Waste Systems Inc, Class A (2) 3,086,703
21,087 Tetra Tech Inc 3,279,450
Total Commercial Services & Supplies 6,366,153
Construction Materials - 1.5%
83,130 Summit Materials Inc, Class A (2) 2,731,652
Total Construction Materials 2,731,652
Diversified Consumer Services - 1.6%
123,982 PowerSchool Holdings Inc, Class A (2) 2,792,075
Total Diversified Consumer Services 2,792,075
Electrical Equipment - 2.9%
19,697 Atkore Inc (2) 2,565,534
105,862 Bloom Energy Corp, Class A (2) 2,639,140
Total Electrical Equipment 5,204,674

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Electronic Equipment, Instruments & Components - 1.4%
58,360 Coherent Corp (2) $ 2,532,824
Total Electronic Equipment, Instruments & Components 2,532,824
Entertainment - 1.2%
24,526 World Wrestling Entertainment Inc, Class A 2,075,390
Total Entertainment 2,075,390
Equity Real Estate Investment Trusts (REITs) - 2.7%
18,127 EastGroup Properties Inc 3,049,868
216,531 Summit Hotel Properties Inc 1,844,844
Total Equity Real Estate Investment Trusts (REITs) 4,894,712
Health Care Equipment & Supplies - 5.6%
38,975 AtriCure Inc (2) 1,686,838
45,722 Axonics Inc (2) 2,807,331
27,099 Establishment Labs Holdings Inc (2),(3) 1,843,816
36,883 Lantheus Holdings Inc (2) 2,120,772
39,155 Tandem Diabetes Care Inc (2) 1,595,175
Total Health Care Equipment & Supplies 10,053,932
Health Care Providers & Services - 6.8%
26,685 Addus HomeCare Corp (2) 2,869,171
39,069 Encompass Health Corp 2,439,859
21,339 Ensign Group Inc/The 1,989,862
44,090 HealthEquity Inc (2) 2,682,877
64,055 Progyny Inc (2) 2,202,851
Total Health Care Providers & Services 12,184,620
Health Care Technology - 3.7%
83,818 Evolent Health Inc, Class A (2) 2,700,616
15,092 Inspire Medical Systems Inc (2) 3,819,181
Total Health Care Technology 6,519,797
Hotels, Restaurants & Leisure - 4.7%
152,625 Everi Holdings Inc (2) 2,651,096
28,257 Planet Fitness Inc., Class A (2) 2,391,955
33,302 Texas Roadhouse Inc 3,344,520
Total Hotels, Restaurants & Leisure 8,387,571
Insurance - 2.2%
7,935 Kinsale Capital Group Inc 2,209,421
32,363 Palomar Holdings Inc (2) 1,654,073
Total Insurance 3,863,494
IT Services - 1.3%
151,533 Verra Mobility Corp (2) 2,338,154
Total IT Services 2,338,154
Leisure Products - 1.6%
119,029 Topgolf Callaway Brands Corp (2) 2,915,020
Total Leisure Products 2,915,020
Machinery - 6.2%
19,211 Chart Industries Inc (2) 2,573,890
29,490 ESCO Technologies Inc 2,902,996
82,333 Shyft Group Inc/The 2,740,865
36,816 SPX Technologies Inc (2) 2,761,568
Total Machinery 10,979,319

Shares Description (1) Value
Media - 1.1%
161,197 Magnite Inc (2) $ 1,947,260
Total Media 1,947,260
Multiline Retail - 1.3%
42,807 Ollie's Bargain Outlet Holdings Inc (2) 2,344,111
Total Multiline Retail 2,344,111
Oil, Gas & Consumable Fuels - 7.4%
74,106 Delek US Holdings Inc 1,983,076
61,843 Matador Resources Co 4,091,533
85,721 Northern Oil and Gas Inc 2,873,368
99,603 Permian Resources Corp 1,082,685
75,660 Ranger Oil Corp, Class A 3,177,720
Total Oil, Gas & Consumable Fuels 13,208,382
Personal Products - 1.7%
105,618 BellRing Brands Inc (2) 2,995,327
Total Personal Products 2,995,327
Pharmaceuticals - 1.4%
25,328 Amylyx Pharmaceuticals Inc (2) 992,604
18,737 Intra-Cellular Therapies Inc (2) 897,877
15,160 Ventyx Biosciences Inc (2) 636,720
Total Pharmaceuticals 2,527,201
Professional Services - 1.2%
21,360 ICF International Inc 2,182,778
Total Professional Services 2,182,778
Road & Rail - 1.7%
11,312 Saia Inc (2) 3,085,687
Total Road & Rail 3,085,687
Semiconductors & Semiconductor Equipment - 6.9%
18,412 Impinj Inc (2) 2,389,509
35,999 Lattice Semiconductor Corp (2) 2,728,364
50,673 MACOM Technology Solutions Holdings Inc (2) 3,396,105
24,562 Silicon Laboratories Inc (2) 3,854,023
Total Semiconductors & Semiconductor Equipment 12,368,001
Software - 10.1%
34,301 Blackline Inc (2) 2,462,812
30,586 CommVault Systems Inc (2) 1,903,367
15,939 CyberArk Software Ltd (2) 2,245,486
34,671 Envestnet Inc (2) 2,253,615
39,763 Q2 Holdings Inc (2) 1,301,045
41,817 Sprout Social Inc, Class A (2) 2,675,034
98,855 Varonis Systems Inc (2) 2,554,413
591,081 Videopropulsion Inc (2),(4) 591
29,488 Workiva Inc (2) 2,551,597
Total Software 17,947,960
Specialty Retail - 1.7%
35,399 Boot Barn Holdings Inc (2) 2,955,463
Total Specialty Retail 2,955,463

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 1.3%
64,427 Steven Madden Ltd $ 2,309,708
Total Textiles, Apparel & Luxury Goods 2,309,708
Trading Companies & Distributors - 1.6%
19,758 Applied Industrial Technologies Inc 2,829,544
Total Trading Companies & Distributors 2,829,544
Total Long-Term Investments (cost $144,257,804) 177,311,095
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
X 967,835 MONEY MARKET FUNDS - 0.5%
X 967,835
967,835 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
4.350%(6) $ 967,835
Total Investments Purchased with Collateral from Securities Lending (cost $967,835) 967,835
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.9%
1,511,919 REPURCHASE AGREEMENTS - 0.9%
1,511,919
$ 1,512 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$1,511,973, collateralized $1,586,500, U.S. Treasury
Note, 2.875%, due 6/15/25, value $1,542,189
1.280% 2/01/23 $ 1,511,919
Total Short-Term Investments (cost $1,511,919) 1,511,919
Total Investments (cost $146,737,558 ) - 100.8% 179,790,849
Other Assets & Liabilities, Net -  (0.8)% (1,471,875)
Net Assets - 100% $ 178,318,974

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 177,310,504 $ – $ 591 $ 177,311,095
Investments Purchased with Collateral from
Securities Lending 967,835 – – 967,835
Short-Term Investments:
Repurchase Agreements – 1,511,919 – 1,511,919
Total
$ 178,278,339 $ 1,511,919 $ 591 $ 179,790,849
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $954,465.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Small Cap Select Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
X 110,053,395 COMMON STOCKS - 98.5%
X 110,053,395
Aerospace & Defense - 1.2%
121,678 Kratos Defense & Security Solutions Inc (2) $ 1,393,213
Total Aerospace & Defense 1,393,213
Auto Components - 1.2%
74,189 Dana Inc 1,345,789
Total Auto Components 1,345,789
Banks - 9.4%
29,982 Banner Corp 1,943,733
69,559 Home BancShares Inc/AR 1,660,373
14,402 Pinnacle Financial Partners Inc 1,133,870
15,770 Preferred Bank/Los Angeles CA 1,121,720
16,879 SouthState Corp 1,343,568
36,408 Veritex Holdings Inc 1,024,885
24,461 Wintrust Financial Corp 2,237,448
Total Banks 10,465,597
Beverages - 2.3%
14,804 MGP Ingredients Inc 1,443,982
69,993 Primo Water Corp 1,095,391
Total Beverages 2,539,373
Biotechnology - 2.6%
5,898 Apellis Pharmaceuticals Inc (2) 311,002
7,506 Cytokinetics Inc (2) 318,855
18,016 Halozyme Therapeutics Inc (2) 932,688
7,603 Intellia Therapeutics Inc (2) 322,671
14,758 IVERIC bio Inc (2) 340,910
1,832 Karuna Therapeutics Inc (2) 365,283
2,382 Prometheus Biosciences Inc (2) 270,738
Total Biotechnology 2,862,147
Building Products - 1.1%
13,056 Masonite International Corp (2) 1,190,968
Total Building Products 1,190,968
Capital Markets - 2.9%
13,359 Evercore Inc., Class A 1,734,132
10,406 Piper Sandler Cos 1,478,692
Total Capital Markets 3,212,824
Chemicals - 1.3%
36,535 Avient Corp 1,480,398
Total Chemicals 1,480,398
Construction & Engineering - 3.7%
24,990 Arcosa Inc 1,481,157
12,985 Comfort Systems USA Inc 1,571,705
11,189 MYR Group Inc (2) 1,108,382
Total Construction & Engineering 4,161,244

Shares Description (1) Value
Construction Materials - 1.6%
54,057 Summit Materials Inc, Class A (2) $ 1,776,313
Total Construction Materials 1,776,313
Containers & Packaging - 1.4%
28,960 Silgan Holdings Inc 1,560,654
Total Containers & Packaging 1,560,654
Diversified Consumer Services - 1.2%
61,750 PowerSchool Holdings Inc, Class A (2) 1,390,610
Total Diversified Consumer Services 1,390,610
Electrical Equipment - 1.6%
72,618 Bloom Energy Corp, Class A (2) 1,810,367
Total Electrical Equipment 1,810,367
Electronic Equipment, Instruments & Components - 1.1%
77,135 TTM Technologies Inc (2) 1,212,562
Total Electronic Equipment, Instruments & Components 1,212,562
Equity Real Estate Investment Trusts (REITs) - 4.1%
47,925 Brandywine Realty Trust 314,388
9,643 EastGroup Properties Inc 1,622,435
45,040 STAG Industrial Inc 1,603,424
127,258 Summit Hotel Properties Inc 1,084,238
Total Equity Real Estate Investment Trusts (REITs) 4,624,485
Gas Utilities - 1.3%
20,356 Spire Inc 1,470,110
Total Gas Utilities 1,470,110
Health Care Equipment & Supplies - 4.0%
27,829 AtriCure Inc (2) 1,204,439
22,424 Axonics Inc (2) 1,376,834
13,980 Establishment Labs Holdings Inc (2),(3) 951,199
21,996 Tandem Diabetes Care Inc (2) 896,117
Total Health Care Equipment & Supplies 4,428,589
Health Care Providers & Services - 7.3%
24,456 Encompass Health Corp 1,527,277
24,690 HealthEquity Inc (2) 1,502,387
49,573 Option Care Health Inc (2) 1,431,173
33,423 Progyny Inc (2) 1,149,417
40,731 Select Medical Holdings Corp 1,184,050
24,891 Tenet Healthcare Corp (2) 1,365,271
Total Health Care Providers & Services 8,159,575
Hotels, Restaurants & Leisure - 2.8%
69,980 Everi Holdings Inc (2) 1,215,553
19,559 Texas Roadhouse Inc 1,964,310
Total Hotels, Restaurants & Leisure 3,179,863
Insurance - 1.3%
9,303 Primerica Inc 1,504,760
Total Insurance 1,504,760
Interactive Media & Services - 1.3%
16,486 Ziff Davis Inc (2) 1,475,167
Total Interactive Media & Services 1,475,167

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
IT Services - 1.1%
77,737 Verra Mobility Corp (2) $ 1,199,482
Total IT Services 1,199,482
Leisure Products - 1.4%
64,008 Topgolf Callaway Brands Corp (2) 1,567,556
Total Leisure Products 1,567,556
Machinery - 4.5%
15,651 EnPro Industries Inc 1,894,866
13,875 ESCO Technologies Inc 1,365,855
23,958 SPX Technologies Inc (2) 1,797,090
Total Machinery 5,057,811
Marine - 1.6%
24,811 Kirby Corp (2) 1,756,123
Total Marine 1,756,123
Media - 1.3%
116,320 Magnite Inc (2) 1,405,146
Total Media 1,405,146
Metals & Mining - 1.5%
65,532 Lithium Americas Corp (2),(3) 1,653,372
Total Metals & Mining 1,653,372
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
99,506 Ladder Capital Corp 1,114,467
Total Mortgage Real Estate Investment Trusts (REITs) 1,114,467
Multiline Retail - 1.3%
27,594 Ollie's Bargain Outlet Holdings Inc (2) 1,511,047
Total Multiline Retail 1,511,047
Multi-Utilities - 1.8%
27,574 Black Hills Corp 1,995,806
Total Multi-Utilities 1,995,806
Oil, Gas & Consumable Fuels - 7.1%
49,853 Delek US Holdings Inc 1,334,066
33,898 Matador Resources Co 2,242,692
66,185 Northern Oil and Gas Inc 2,218,521
47,169 Peabody Energy Corp (2) 1,315,543
75,218 Permian Resources Corp 817,620
Total Oil, Gas & Consumable Fuels 7,928,442
Personal Products - 1.8%
72,095 BellRing Brands Inc (2) 2,044,614
Total Personal Products 2,044,614
Pharmaceuticals - 2.1%
9,900 Amylyx Pharmaceuticals Inc (2) 387,981
6,609 Intra-Cellular Therapies Inc (2) 316,704
18,291 Prestige Consumer Healthcare Inc (2) 1,202,816
9,375 Ventyx Biosciences Inc (2) 393,750
Total Pharmaceuticals 2,301,251

Shares Description (1) Value
Professional Services - 2.6%
17,043 ASGN Inc (2) $ 1,550,061
12,792 ICF International Inc 1,307,214
Total Professional Services 2,857,275
Semiconductors & Semiconductor Equipment - 4.7%
10,068 Impinj Inc (2) 1,306,625
16,331 Lattice Semiconductor Corp (2) 1,237,726
18,846 MACOM Technology Solutions Holdings Inc (2) 1,263,059
9,136 Silicon Laboratories Inc (2) 1,433,530
Total Semiconductors & Semiconductor Equipment 5,240,940
Software - 5.0%
20,781 CommVault Systems Inc (2) 1,293,202
8,152 CyberArk Software Ltd (2) 1,148,454
22,464 Sprout Social Inc, Class A (2) 1,437,022
19,331 Workiva Inc (2) 1,672,711
Total Software 5,551,389
Specialty Retail - 2.2%
20,937 Boot Barn Holdings Inc (2) 1,748,030
16,019 Children's Place Inc/The (2) 726,782
Total Specialty Retail 2,474,812
Textiles, Apparel & Luxury Goods - 1.5%
46,596 Steven Madden Ltd 1,670,467
Total Textiles, Apparel & Luxury Goods 1,670,467
Trading Companies & Distributors - 1.3%
10,326 Applied Industrial Technologies Inc 1,478,787
Total Trading Companies & Distributors 1,478,787
Total Common Stocks (cost $89,918,397) 110,053,395
Shares Description (1) Value
X 1,294,740 EXCHANGE-TRADED FUNDS - 1.2%
X 1,294,740
14,564 SPDR S&P Biotech ETF (2),(3) $ 1,294,740
Total Exchange-Traded Funds (cost $1,187,219) 1,294,740
Total Long-Term Investments (cost $91,105,616) 111,348,135
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   3.3%
3,704,742 MONEY MARKET FUNDS - 3.3%
X 3,704,742
3,704,742 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.350%(5) $ 3,704,742
Total Investments Purchased with Collateral from Securities Lending (cost $3,704,742) 3,704,742
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.8%
909,455 REPURCHASE AGREEMENTS - 0.8%
909,455
$ 909 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$909,488, collateralized $1,007,800, U.S. Treasury Note
0.375%, due 4/30/25, value $927,664
1.280% 2/01/23 $ 909,455
Total Short-Term Investments (cost $909,455) 909,455
Total Investments (cost $ 95,719,813 ) - 103 .8% 115,962,332
Other Assets & Liabilities, Net -  (3.8)% (4,204,957)
Net Assets - 100% $ 111,757,375

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 110,053,395 $ – $ – $ 110,053,395
Exchange-Traded Funds 1,294,740 – – 1,294,740
Investments Purchased with Collateral from
Securities Lending 3,704,742 – – 3,704,742
Short-Term Investments:
Repurchase Agreements – 909,455 – 909,455
Total
$ 115,052,877 $ 909,455 $ – $ 115,962,332
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,860,255.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt

Nuveen Small Cap Value Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.7%
X 551,659,514 COMMON STOCKS - 97.7%
X 551,659,514
10102020 - 0.9%
186,730 Sitio Royalties Corp, Class A $ 4,961,416
Total 10102020 4,961,416
Aerospace & Defense - 1.2%
150,468 Parsons Corp (2) 6,548,367
Total Aerospace & Defense 6,548,367
Air Freight & Logistics - 1.5%
306,402 Air Transport Services Group Inc (2) 8,674,241
Total Air Freight & Logistics 8,674,241
Auto Components - 1.0%
315,739 Dana Inc 5,727,505
Total Auto Components 5,727,505
Banks - 16.5%
176,087 Ameris Bancorp 8,304,263
151,602 Banner Corp 9,828,358
178,025 Cathay General Bancorp 7,825,979
299,117 ConnectOne Bancorp Inc 7,110,011
232,220 Eastern Bankshares Inc 3,754,997
228,171 First Interstate BancSystem Inc, Class A 8,186,775
217,651 First Merchants Corp 9,280,639
179,847 Heartland Financial USA Inc 8,897,031
370,375 OceanFirst Financial Corp 8,859,370
86,616 Pinnacle Financial Partners Inc 6,819,278
111,708 Preferred Bank/Los Angeles CA 7,945,790
68,722 Wintrust Financial Corp 6,286,001
Total Banks 93,098,492
Beverages - 0.9%
330,246 Primo Water Corp 5,168,350
Total Beverages 5,168,350
Biotechnology - 2.4%
147,411 Alkermes PLC (2) 4,221,851
246,593 Exelixis Inc (2) 4,344,969
20,114 United Therapeutics Corp (2) 5,293,401
Total Biotechnology 13,860,221
Building Products - 1.1%
333,634 Resideo Technologies Inc (2) 6,415,782
Total Building Products 6,415,782
Capital Markets - 2.5%
47,375 Piper Sandler Cos 6,731,987
107,416 Stifel Financial Corp 7,240,913
Total Capital Markets 13,972,900

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Chemicals - 3.6%
59,974 Cabot Corp $ 4,517,842
797,909 Ecovyst Inc (2) 8,370,065
107,924 Minerals Technologies Inc 7,495,322
Total Chemicals 20,383,229
Commercial Services & Supplies - 2.0%
259,807 Deluxe Corp 5,193,542
162,020 SP Plus Corp (2) 6,109,774
Total Commercial Services & Supplies 11,303,316
Communications Equipment - 1.6%
223,695 ADTRAN Holdings Inc 4,221,125
366,776 Harmonic Inc (2) 4,830,440
Total Communications Equipment 9,051,565
Construction & Engineering - 1.6%
60,682 EMCOR Group Inc 8,996,106
Total Construction & Engineering 8,996,106
Construction Materials - 0.7%
115,845 Summit Materials Inc, Class A (2) 3,806,667
Total Construction Materials 3,806,667
Consumer Finance - 1.2%
154,127 OneMain Holdings Inc 6,649,039
Total Consumer Finance 6,649,039
Electric Utilities - 1.3%
110,773 Otter Tail Corp 7,106,088
Total Electric Utilities 7,106,088
Electrical Equipment - 1.8%
250,270 nVent Electric PLC 9,948,232
Total Electrical Equipment 9,948,232
Electronic Equipment, Instruments & Components - 2.2%
144,067 Avnet Inc 6,609,794
381,765 TTM Technologies Inc (2) 6,001,346
Total Electronic Equipment, Instruments & Components 12,611,140
Energy Equipment & Services - 1.2%
211,879 ChampionX Corp 6,996,245
Total Energy Equipment & Services 6,996,245
Equity Real Estate Investment Trusts (REITs) - 8.0%
333,394 Apple Hospitality REIT Inc 5,911,075
81,100 Centerspace 5,483,982
105,566 EPR Properties 4,484,444
645,640 Global Medical REIT Inc 7,250,537
730,543 LXP Industrial Trust 8,437,772
569,410 RPT Realty 5,967,417
207,347 STAG Industrial Inc 7,381,553
Total Equity Real Estate Investment Trusts (REITs) 44,916,780
Food Products - 0.8%
193,546 Hostess Brands Inc (2) 4,476,719
Total Food Products 4,476,719

Shares Description (1) Value
Gas Utilities - 2.6%
88,786 ONE Gas Inc $ 7,312,415
99,649 Spire Inc 7,196,651
Total Gas Utilities 14,509,066
Health Care Equipment & Supplies - 1.8%
94,137 Enovis Corp (2) 5,925,924
88,182 NuVasive Inc (2) 4,021,099
Total Health Care Equipment & Supplies 9,947,023
Health Care Providers & Services - 2.6%
84,626 Acadia Healthcare Co Inc (2) 7,110,276
262,747 Option Care Health Inc (2) 7,585,506
Total Health Care Providers & Services 14,695,782
Hotels, Restaurants & Leisure - 3.0%
108,012 Dine Brands Global Inc 8,350,408
54,955 Marriott Vacations Worldwide Corp 8,794,998
Total Hotels, Restaurants & Leisure 17,145,406
Household Durables - 2.0%
239,144 La-Z-Boy Inc 6,798,864
72,987 M/I Homes Inc (2) 4,364,622
Total Household Durables 11,163,486
Insurance - 2.0%
297,099 James River Group Holdings Ltd 6,732,263
27,644 Primerica Inc 4,471,417
Total Insurance 11,203,680
Interactive Media & Services - 1.1%
67,239 Ziff Davis Inc (2) 6,016,546
Total Interactive Media & Services 6,016,546
IT Services - 1.5%
55,036 Maximus Inc 4,119,445
233,785 TaskUS Inc, Class A (2) 4,360,090
Total IT Services 8,479,535
Leisure Products - 2.1%
42,870 Brunswick Corp/DE 3,615,227
334,834 Topgolf Callaway Brands Corp (2) 8,200,085
Total Leisure Products 11,815,312
Machinery - 1.6%
194,956 Hillenbrand Inc 9,135,638
Total Machinery 9,135,638
Metals & Mining - 1.2%
127,036 Commercial Metals Co 6,894,244
Total Metals & Mining 6,894,244
Mortgage Real Estate Investment Trusts (REITs) - 1.4%
707,865 Ladder Capital Corp 7,928,088
Total Mortgage Real Estate Investment Trusts (REITs) 7,928,088
Multiline Retail - 1.1%
109,588 Ollie's Bargain Outlet Holdings Inc (2) 6,001,039
Total Multiline Retail 6,001,039

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Multi-Utilities - 1.7%
130,223 Black Hills Corp $ 9,425,541
Total Multi-Utilities 9,425,541
Oil, Gas & Consumable Fuels - 5.4%
546,235 CNX Resources Corp (2) 9,138,512
218,321 Excelerate Energy Inc, Class A 5,086,879
341,951 Magnolia Oil & Gas Corp, Class A 8,073,463
241,207 Northern Oil and Gas Inc 8,085,259
Total Oil, Gas & Consumable Fuels 30,384,113
Pharmaceuticals - 1.6%
142,073 Prestige Consumer Healthcare Inc (2) 9,342,720
Total Pharmaceuticals 9,342,720
Professional Services - 1.3%
140,661 Korn Ferry 7,594,287
Total Professional Services 7,594,287
Real Estate Management & Development - 1.2%
390,643 Kennedy-Wilson Holdings Inc 6,984,697
Total Real Estate Management & Development 6,984,697
Road & Rail - 1.4%
297,087 Schneider National Inc, Class B 7,872,805
Total Road & Rail 7,872,805
Semiconductors & Semiconductor Equipment - 0.7%
208,691 Veeco Instruments Inc (2) 4,144,603
Total Semiconductors & Semiconductor Equipment 4,144,603
Software - 1.3%
190,706 Verint Systems Inc (2) 7,241,107
Total Software 7,241,107
Specialty Retail - 1.3%
34,689 Group 1 Automotive Inc 7,418,243
Total Specialty Retail 7,418,243
Technology Hardware, Storage & Peripherals - 0.8%
314,238 Stratasys Ltd (2) 4,503,031
Total Technology Hardware, Storage & Peripherals 4,503,031
Thrifts & Mortgage Finance - 1.5%
391,683 Radian Group Inc 8,656,194
Total Thrifts & Mortgage Finance 8,656,194

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors - 1.5%
56,942 WESCO International Inc (2) $ 8,484,928
Total Trading Companies & Distributors 8,484,928
Total Long-Term Investments (cost $447,750,822) 551,659,514
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.6%
X 14,451,878 REPURCHASE AGREEMENTS - 2.6%
X 14,451,878
$ 14,452 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$14,452,391, collateralized $15,164,500, U.S. Treasury
Note 2.875%, due 6/15/25, value $14,740,956
1.280% 2/01/23 $ 14,451,878
Total Short-Term Investments (cost $14,451,878) 14,451,878
Total Investments (cost $ 462,202,700 ) - 100 .3% 566,111,392
Other Assets & Liabilities, Net -  (0.3)% (1,648,125)
Net Assets - 100% $ 564,463,267
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 551,659,514 $ – $ – $ 551,659,514
Short-Term Investments:
Repurchase Agreements – 14,451,878 – 14,451,878
Total
$ 551,659,514 $ 14,451,878 $ – $ 566,111,392
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust